LEASES (Details 5) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total net investment in the lease	$ 4,849	$ 5,682
Less than one year (0-1)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total net investment in the lease	1,084	1,067
One to five years (1-5)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total net investment in the lease	3,765	3,789
More than five years (5+)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total net investment in the lease	$ 0	$ 826